WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 90.8%
COMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 4.1%
AT&T Inc., Senior Notes	4.450%	4/1/24	420,000	$460,919
AT&T Inc., Senior Notes	4.250%	3/1/27	440,000	494,850
AT&T Inc., Senior Notes	1.650%	2/1/28	460,000	446,063
AT&T Inc., Senior Notes	4.300%	2/15/30	510,000	574,562
AT&T Inc., Senior Notes	4.500%	5/15/35	1,020,000	1,152,215
AT&T Inc., Senior Notes	3.100%	2/1/43	2,100,000	1,963,992
AT&T Inc., Senior Notes	4.800%	6/15/44	208,000	238,061
AT&T Inc., Senior Notes	4.500%	3/9/48	690,000	758,622	(a)
AT&T Inc., Senior Notes	3.550%	9/15/55	703,000	644,549	(a)
AT&T Inc., Senior Notes	3.800%	12/1/57	470,000	448,014	(a)
AT&T Inc., Senior Notes	3.650%	9/15/59	133,000	121,812	(a)
AT&T Inc., Senior Notes	3.500%	2/1/61	1,700,000	1,545,730
Bell Canada, Senior Notes	3.650%	3/17/51	510,000	516,498
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	255,000	393,129
British Telecommunications PLC, Senior Notes	4.250%	11/8/49	450,000	484,662	(a)
Corning Inc., Senior Notes	3.900%	11/15/49	680,000	738,378
Deutsche Telekom International Finance BV, Senior Notes	8.750%	6/15/30	310,000	460,243
NTT Finance Corp., Senior Notes	2.065%	4/3/31	580,000	573,392	(a)
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	460,000	581,685
Telecom Italia Capital SA, Senior Notes	7.721%	6/4/38	260,000	347,425
Telefonica Emisiones SA, Senior Notes	4.665%	3/6/38	230,000	260,394
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	500,000	585,522
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	905,000	1,036,776
Verizon Communications Inc., Senior Notes	1.500%	9/18/30	1,210,000	1,112,367
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	990,000	989,967
Verizon Communications Inc., Senior Notes	4.272%	1/15/36	4,000,000	4,526,196
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	290,000	265,413
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	1,090,000	1,108,125
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	230,000	340,646
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	190,000	208,713
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	470,000	506,707
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	1,360,000	1,211,061
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	2,550,000	2,551,099
Verizon Communications Inc., Senior Notes	2.987%	10/30/56	440,000	389,217	(a)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2021 Quarterly Report	1

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Telecommunication Services - (continued)
Verizon Communications Inc., Senior Notes	3.000%	11/20/60	2,700,000	$2,349,182
Verizon Communications Inc., Senior Notes	3.700%	3/22/61	9,040,000	8,951,071

Total Diversified Telecommunication Services				39,337,257

Entertainment - 0.5%
Activision Blizzard Inc., Senior Notes	2.500%	9/15/50	870,000	731,533
Electronic Arts Inc., Senior Notes	1.850%	2/15/31	990,000	934,348
Electronic Arts Inc., Senior Notes	2.950%	2/15/51	320,000	296,154
Netflix Inc., Senior Notes	6.375%	5/15/29	240,000	297,900
Netflix Inc., Senior Notes	5.375%	11/15/29	550,000	651,090	(a)
Netflix Inc., Senior Notes	4.875%	6/15/30	730,000	841,537	(a)
Walt Disney Co., Senior Notes	6.200%	12/15/34	70,000	97,115
Walt Disney Co., Senior Notes	6.400%	12/15/35	69,000	97,292
Walt Disney Co., Senior Notes	6.650%	11/15/37	160,000	234,720
Walt Disney Co., Senior Notes	5.400%	10/1/43	690,000	919,275

Total Entertainment				5,100,964

Interactive Media & Services - 0.3%
Alphabet Inc., Senior Notes	1.100%	8/15/30	930,000	856,001
Alphabet Inc., Senior Notes	1.900%	8/15/40	850,000	736,095
Alphabet Inc., Senior Notes	2.050%	8/15/50	930,000	770,670
Alphabet Inc., Senior Notes	2.250%	8/15/60	720,000	588,982

Total Interactive Media & Services				2,951,748

Media - 2.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	1,110,000	1,175,102	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	3,430,000	3,477,163	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.750%	2/15/28	620,000	672,372
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	40,000	44,117
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	6/1/41	2,680,000	2,545,272
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	680,000	828,534

See Notes to Schedule of Investments.

2	Western Asset Corporate Bond Fund 2021 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	1,080,000	$1,216,961
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	450,000	413,341
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	529,000	606,851
Comcast Corp., Senior Notes	3.400%	4/1/30	350,000	379,242
Comcast Corp., Senior Notes	4.250%	10/15/30	640,000	735,952
Comcast Corp., Senior Notes	7.050%	3/15/33	880,000	1,256,743
Comcast Corp., Senior Notes	4.200%	8/15/34	100,000	114,738
Comcast Corp., Senior Notes	6.500%	11/15/35	1,020,000	1,445,348
Comcast Corp., Senior Notes	4.600%	10/15/38	630,000	761,403
Comcast Corp., Senior Notes	3.750%	4/1/40	540,000	593,294
Comcast Corp., Senior Notes	3.969%	11/1/47	200,000	223,710
Comcast Corp., Senior Notes	4.700%	10/15/48	340,000	421,160
Comcast Corp., Senior Notes	4.950%	10/15/58	590,000	773,428
Fox Corp., Senior Notes	5.476%	1/25/39	1,840,000	2,298,026
Interpublic Group of Cos. Inc., Senior Notes	2.400%	3/1/31	2,620,000	2,573,244
TCI Communications Inc., Senior Notes	7.125%	2/15/28	180,000	237,484
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	610,000	803,012
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,030,000	1,433,817
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	190,000	255,149
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	800,000	917,604
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	910,000	1,318,741

Total Media				27,521,808

Wireless Telecommunication Services - 0.8%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	836,250	843,831	(a)
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	760,000	738,940
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	530,000	512,908
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	1,420,000	1,392,935	(a)
T-Mobile USA Inc., Senior Secured Notes	2.250%	11/15/31	760,000	722,988	(a)
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	370,000	411,462	(a)
T-Mobile USA Inc., Senior Secured Notes	3.000%	2/15/41	1,170,000	1,088,129	(a)
T-Mobile USA Inc., Senior Secured Notes	4.500%	4/15/50	560,000	629,518	(a)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2021 Quarterly Report	3

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - (continued)
T-Mobile USA Inc., Senior Secured Notes	3.300%	2/15/51	630,000	$589,567	(a)
Vodafone Group PLC, Senior Notes	6.150%	2/27/37	370,000	494,190
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	280,000	350,392

Total Wireless Telecommunication Services				7,774,860

TOTAL COMMUNICATION SERVICES				82,686,637

CONSUMER DISCRETIONARY - 7.7%
Auto Components - 0.0%††
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	320,000	328,000	(a)

Automobiles - 2.1%
Ford Motor Co., Senior Notes	9.215%	9/15/21	1,335,000	1,378,388
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	350,000	355,145
Ford Motor Credit Co. LLC, Senior Notes	3.813%	10/12/21	2,240,000	2,267,978
Ford Motor Credit Co. LLC, Senior Notes	3.350%	11/1/22	2,300,000	2,349,588
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	820,000	847,675
Ford Motor Credit Co. LLC, Senior Notes (3 mo. USD LIBOR + 1.080%)	1.276%	8/3/22	530,000	525,219	(b)
General Motors Co., Senior Notes	4.875%	10/2/23	300,000	328,698
General Motors Co., Senior Notes	6.600%	4/1/36	460,000	597,947
General Motors Co., Senior Notes	6.750%	4/1/46	670,000	905,625
General Motors Co., Senior Notes	5.950%	4/1/49	190,000	241,639
General Motors Financial Co. Inc., Senior Notes	3.700%	5/9/23	920,000	969,538
Nissan Motor Acceptance Corp., Senior Notes	1.050%	3/8/24	430,000	430,412	(a)
Nissan Motor Acceptance Corp., Senior Notes	2.000%	3/9/26	510,000	508,499	(a)
Nissan Motor Acceptance Corp., Senior Notes	2.750%	3/9/28	550,000	546,381	(a)
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	4,280,000	4,480,431	(a)
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	1,140,000	1,208,372	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	340,000	370,064	(a)
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	1,850,000	2,031,338	(a)

Total Automobiles				20,342,937

Hotels, Restaurants & Leisure - 2.7%
Genting New York LLC/GENNY Capital Inc., Senior Notes	3.300%	2/15/26	3,030,000	3,031,517	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	320,000	337,600	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	150,000	161,722	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	1,360,000	1,418,847
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	6,120,000	6,270,214
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	100,000	104,343
Marriott International Inc., Senior Notes	3.600%	4/15/24	760,000	809,015
McDonald’s Corp., Senior Notes	3.500%	7/1/27	210,000	231,195

See Notes to Schedule of Investments.

4	Western Asset Corporate Bond Fund 2021 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
McDonald’s Corp., Senior Notes	2.125%	3/1/30	280,000	$273,602
McDonald’s Corp., Senior Notes	4.450%	3/1/47	660,000	768,287
McDonald’s Corp., Senior Notes	4.450%	9/1/48	1,600,000	1,868,917
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,570,000	1,671,720	(a)
Sands China Ltd., Senior Notes	4.600%	8/8/23	1,279,000	1,370,947
Sands China Ltd., Senior Notes	4.600%	8/8/23	800,000	857,512	(c)
Sands China Ltd., Senior Notes	5.125%	8/8/25	1,320,000	1,478,882
Sands China Ltd., Senior Notes	5.400%	8/8/28	210,000	240,437
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	2,500,000	2,617,937	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	420,000	431,246	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	1,460,000	1,584,538	(a)

Total Hotels, Restaurants & Leisure				25,528,478

Household Durables - 0.8%
DR Horton Inc., Senior Notes	2.500%	10/15/24	1,910,000	2,007,095
Lennar Corp., Senior Notes	4.500%	4/30/24	200,000	217,929
Lennar Corp., Senior Notes	5.000%	6/15/27	440,000	507,100
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	2,140,000	2,022,300
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	1,100,000	1,390,400
Newell Brands Inc., Senior Notes	4.350%	4/1/23	1,805,000	1,906,531

Total Household Durables				8,051,355

Internet & Direct Marketing Retail - 1.1%
Alibaba Group Holding Ltd., Senior Notes	2.125%	2/9/31	840,000	802,015
Alibaba Group Holding Ltd., Senior Notes	2.700%	2/9/41	1,050,000	955,313
Alibaba Group Holding Ltd., Senior Notes	3.150%	2/9/51	2,740,000	2,553,815
Amazon.com Inc., Senior Notes	1.200%	6/3/27	1,070,000	1,047,703
Amazon.com Inc., Senior Notes	3.875%	8/22/37	720,000	825,965
Amazon.com Inc., Senior Notes	2.500%	6/3/50	870,000	779,723
MercadoLibre Inc., Senior Notes	2.375%	1/14/26	320,000	318,201
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	2,840,000	2,709,133

Total Internet & Direct Marketing Retail				9,991,868

Multiline Retail - 0.2%
Nordstrom Inc., Senior Notes	2.300%	4/8/24	2,130,000	2,133,964	(a)(d)

Specialty Retail - 0.8%
Bed Bath & Beyond Inc., Senior Notes	3.749%	8/1/24	1,838,000	1,885,099
Home Depot Inc., Senior Notes	2.125%	9/15/26	200,000	208,826
Home Depot Inc., Senior Notes	2.950%	6/15/29	460,000	488,220
Home Depot Inc., Senior Notes	3.300%	4/15/40	360,000	379,293
Home Depot Inc., Senior Notes	3.350%	4/15/50	240,000	249,370

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2021 Quarterly Report	5

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - (continued)
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	230,000	$265,499
Lowe’s Cos. Inc., Senior Notes	1.700%	10/15/30	980,000	921,328
Lowe’s Cos. Inc., Senior Notes	4.250%	9/15/44	6,000	6,462
Lowe’s Cos. Inc., Senior Notes	3.000%	10/15/50	1,270,000	1,186,816
Target Corp., Senior Notes	3.375%	4/15/29	980,000	1,072,370
TJX Cos. Inc., Senior Notes	2.250%	9/15/26	550,000	572,149

Total Specialty Retail				7,235,432

TOTAL CONSUMER DISCRETIONARY				73,612,034

CONSUMER STAPLES - 3.3%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	2,480,000	2,845,896
Coca-Cola Co., Senior Notes	1.375%	3/15/31	640,000	594,163
Coca-Cola Co., Senior Notes	4.125%	3/25/40	710,000	821,417
Coca-Cola Co., Senior Notes	2.500%	6/1/40	100,000	94,118
Constellation Brands Inc., Senior Notes	3.700%	12/6/26	160,000	175,902
Constellation Brands Inc., Senior Notes	3.500%	5/9/27	60,000	65,536
Molson Coors Beverage Co., Senior Notes	3.000%	7/15/26	290,000	309,003
Molson Coors Beverage Co., Senior Notes	4.200%	7/15/46	300,000	313,201
PepsiCo Inc., Senior Notes	2.625%	7/29/29	680,000	710,660

Total Beverages				5,929,896

Food & Staples Retailing - 0.2%
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	450,000	431,331
Costco Wholesale Corp., Senior Notes	1.750%	4/20/32	230,000	218,949
Walmart Inc., Senior Notes	3.700%	6/26/28	580,000	652,724
Walmart Inc., Senior Notes	4.050%	6/29/48	830,000	984,519

Total Food & Staples Retailing				2,287,523

Food Products - 0.4%
Hershey Co., Senior Notes	1.700%	6/1/30	1,110,000	1,061,775
Mars Inc., Senior Notes	3.200%	4/1/30	160,000	171,043	(a)
Mars Inc., Senior Notes	2.375%	7/16/40	1,800,000	1,654,530	(a)
Mondelez International Inc., Senior Notes	2.625%	9/4/50	480,000	414,022

Total Food Products				3,301,370

Household Products - 0.3%
Clorox Co., Senior Notes	1.800%	5/15/30	1,470,000	1,401,463
Estee Lauder Cos. Inc., Senior Notes	3.125%	12/1/49	40,000	40,620
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	110,000	118,495
Procter & Gamble Co., Senior Notes	1.200%	10/29/30	1,510,000	1,398,587

Total Household Products				2,959,165

See Notes to Schedule of Investments.

6	Western Asset Corporate Bond Fund 2021 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tobacco - 1.8%
Altria Group Inc., Senior Notes	4.400%	2/14/26	1,007,000	$1,136,515
Altria Group Inc., Senior Notes	4.800%	2/14/29	347,000	398,964
Altria Group Inc., Senior Notes	2.450%	2/4/32	3,530,000	3,375,665
Altria Group Inc., Senior Notes	3.400%	2/4/41	2,520,000	2,341,432
Altria Group Inc., Senior Notes	4.250%	8/9/42	60,000	61,326
Altria Group Inc., Senior Notes	3.875%	9/16/46	200,000	194,361
Altria Group Inc., Senior Notes	5.950%	2/14/49	330,000	411,799
BAT Capital Corp., Senior Notes	2.259%	3/25/28	2,520,000	2,483,455
BAT International Finance PLC, Senior Notes	1.668%	3/25/26	500,000	495,241
Philip Morris International Inc., Senior Notes	2.875%	5/1/24	1,960,000	2,081,866
Philip Morris International Inc., Senior Notes	1.750%	11/1/30	2,560,000	2,399,938
Reynolds American Inc., Senior Notes	8.125%	5/1/40	760,000	1,074,775
Reynolds American Inc., Senior Notes	5.850%	8/15/45	600,000	708,690

Total Tobacco				17,164,027

TOTAL CONSUMER STAPLES				31,641,981

ENERGY - 12.8%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	3.500%	8/1/23	22,000	23,316
Halliburton Co., Senior Notes	2.920%	3/1/30	100,000	99,959
Halliburton Co., Senior Notes	5.000%	11/15/45	670,000	748,580

Total Energy Equipment & Services				871,855

Oil, Gas & Consumable Fuels - 12.7%
Apache Corp., Senior Notes	3.250%	4/15/22	3,056,000	3,090,380
Apache Corp., Senior Notes	5.350%	7/1/49	1,230,000	1,177,725
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	3,374,000	3,270,671	(a)
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	470,000	501,521
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	820,000	892,694
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	230,000	247,638
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	4,650,000	4,270,116
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	470,000	499,998	(a)
Chevron USA Inc., Senior Notes	3.850%	1/15/28	410,000	457,255
Chevron USA Inc., Senior Notes	6.000%	3/1/41	70,000	97,264
Chevron USA Inc., Senior Notes	5.250%	11/15/43	190,000	246,342
Chevron USA Inc., Senior Notes	5.050%	11/15/44	540,000	686,498
Chevron USA Inc., Senior Notes	2.343%	8/12/50	340,000	283,429
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	1,250,000	1,360,396
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	2,380,000	2,592,996
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	1,550,000	1,717,187
Comstock Resources Inc., Senior Notes	7.500%	5/15/25	1,290,000	1,340,794	(a)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2021 Quarterly Report	7

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
ConocoPhillips, Senior Notes	3.750%	10/1/27	750,000	$829,414	(a)
Continental Resources Inc., Senior Notes	5.000%	9/15/22	189,000	189,269
Continental Resources Inc., Senior Notes	4.500%	4/15/23	2,190,000	2,272,190
DCP Midstream LP, Junior Subordinated Notes (7.375% to 12/15/22 then 3 mo. USD LIBOR + 5.148%)	7.375%	12/15/22	410,000	367,975	(b)(e)
DCP Midstream Operating LP, Senior Notes	4.750%	9/30/21	1,320,000	1,330,725	(a)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	380,000	426,550	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	900,000	1,050,049
Devon Energy Corp., Senior Notes	7.950%	4/15/32	160,000	214,822
Devon Energy Corp., Senior Notes	5.600%	7/15/41	670,000	774,414
Devon Energy Corp., Senior Notes	4.750%	5/15/42	1,230,000	1,308,399
Devon Energy Corp., Senior Notes	5.000%	6/15/45	920,000	1,007,494
Devon OEI Operating LLC, Senior Notes	7.500%	9/15/27	1,400,000	1,695,245
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	2,290,000	2,416,533
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	330,000	342,739
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	660,000	677,272
Dominion Energy Inc., Senior Notes	3.375%	4/1/30	930,000	991,316
Ecopetrol SA, Senior Notes	5.375%	6/26/26	40,000	44,926
Ecopetrol SA, Senior Notes	5.875%	5/28/45	499,000	533,421
Energy Transfer Operating LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,870,000	1,792,863	(b)(e)
Energy Transfer Operating LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	2,390,000	2,334,552	(b)(e)
Energy Transfer Operating LP, Senior Notes	4.200%	9/15/23	1,280,000	1,371,965
Energy Transfer Operating LP, Senior Notes	5.500%	6/1/27	1,810,000	2,090,013
Energy Transfer Operating LP, Senior Notes	4.950%	6/15/28	510,000	571,059
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	450,000	512,561
Energy Transfer Operating LP, Senior Notes	5.800%	6/15/38	120,000	136,389
Energy Transfer Operating LP, Senior Notes	6.125%	12/15/45	410,000	472,901
EnLink Midstream LLC, Senior Notes	5.625%	1/15/28	2,000,000	1,937,710	(a)
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	890,000	1,004,048
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	500,000	516,824
Enterprise Products Operating LLC, Senior Notes	6.875%	3/1/33	1,470,000	1,970,009
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	270,000	346,116
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	930,000	991,016
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	1,140,000	1,145,491

See Notes to Schedule of Investments.

8	Western Asset Corporate Bond Fund 2021 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	2,340,000	$2,349,563	(b)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	910,000	1,022,675
EOG Resources Inc., Senior Notes	4.375%	4/15/30	1,150,000	1,322,174
EOG Resources Inc., Senior Notes	4.950%	4/15/50	230,000	281,265
EQT Corp., Senior Notes	3.000%	10/1/22	2,980,000	3,034,832
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	390,000	423,931
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	1,600,000	1,802,367
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	560,000	616,341
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	390,000	394,571
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	1,000,000	1,026,668	(a)
Kinder Morgan Energy Partners LP, Senior Notes	5.625%	9/1/41	350,000	412,362
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	270,000	319,181
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	150,000	171,556
MEG Energy Corp., Senior Notes	7.125%	2/1/27	1,290,000	1,353,694	(a)
MEG Energy Corp., Senior Notes	5.875%	2/1/29	500,000	502,500	(a)
MPLX LP, Senior Notes	4.800%	2/15/29	240,000	275,383
MPLX LP, Senior Notes	4.500%	4/15/38	1,330,000	1,455,537
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	1,310,000	1,304,924	(a)
Northwest Pipeline LLC, Senior Notes	4.000%	4/1/27	2,010,000	2,254,708
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	372,000	371,849
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	730,000	701,811
Occidental Petroleum Corp., Senior Notes	7.125%	10/15/27	550,000	598,220
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	220,000	260,700
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	490,000	430,024
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	100,000	80,315
Occidental Petroleum Corp., Senior Notes (3 mo. USD LIBOR + 1.450%)	1.644%	8/15/22	460,000	455,301	(b)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.625%	10/15/27	660,000	716,925	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	1,170,000	1,240,931	(a)
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	1,040,000	1,140,630
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	800,000	841,760	(a)
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	2,100,000	1,987,105
Plains All American Pipeline LP, Junior Subordinated Notes (6.125% to 11/15/22 then 3 mo. USD LIBOR + 4.110%)	6.125%	11/15/22	2,062,000	1,680,654	(b)(e)
Range Resources Corp., Senior Notes	5.750%	6/1/21	980,000	980,000

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2021 Quarterly Report	9

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Range Resources Corp., Senior Notes	5.000%	8/15/22	450,000	$459,090
Range Resources Corp., Senior Notes	5.000%	3/15/23	225,000	229,078
Range Resources Corp., Senior Notes	4.875%	5/15/25	700,000	694,050
Range Resources Corp., Senior Notes	9.250%	2/1/26	1,510,000	1,642,533
Range Resources Corp., Senior Notes	8.250%	1/15/29	1,040,000	1,114,750	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	210,000	224,331
Shell International Finance BV, Senior Notes	3.875%	11/13/28	10,000	11,173
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,530,000	1,793,797
Shell International Finance BV, Senior Notes	3.250%	4/6/50	1,360,000	1,334,904
Sunoco Logistics Partners Operations LP, Senior Notes	3.900%	7/15/26	630,000	678,666
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	680,000	684,491
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	930,000	875,846	(a)
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	3/15/27	1,250,000	1,577,130
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	10/15/28	2,360,000	3,000,166
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	2,420,000	2,412,434	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	855,000	1,083,176
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	2,070,000	2,635,571
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	360,000	378,851
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	1,670,000	1,827,981
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	130,000	133,462
Western Midstream Operating LP, Senior Notes	4.000%	7/1/22	1,560,000	1,601,964
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	150,000	154,333
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,720,000	1,817,343
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	170,000	178,075
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	980,000	1,007,440
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,370,000	1,378,275
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	300,000	296,736
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	630,000	682,315
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 2.100%)	2.325%	1/13/23	1,240,000	1,215,778	(b)
WPX Energy Inc., Senior Notes	5.250%	10/15/27	110,000	117,393

See Notes to Schedule of Investments.

10	Western Asset Corporate Bond Fund 2021 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
WPX Energy Inc., Senior Notes	5.875%	6/15/28	994,000	$1,096,949
WPX Energy Inc., Senior Notes	4.500%	1/15/30	1,520,000	1,639,001

Total Oil, Gas & Consumable Fuels				122,186,713

TOTAL ENERGY				123,058,568

FINANCIALS - 23.6%
Banks - 14.6%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	330,000	362,246	(a)(b)(e)
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	1,300,000	1,517,665	(a)(b)(e)
Bank of America Corp., Senior Notes	5.000%	1/21/44	150,000	184,850
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	340,000	339,170	(b)
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	750,000	705,099	(b)
Bank of America Corp., Senior Notes (1.922% to 10/24/30 then SOFR + 1.370%)	1.922%	10/24/31	3,820,000	3,597,974	(b)
Bank of America Corp., Senior Notes (2.496% to 2/13/30 then SOFR + 1.252%)	2.496%	2/13/31	1,500,000	1,487,950	(b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	800,000	799,292	(b)
Bank of America Corp., Senior Notes (2.676% to 6/19/40 then SOFR + 1.930%)	2.676%	6/19/41	420,000	394,067	(b)
Bank of America Corp., Senior Notes (2.831% to 10/24/50 then SOFR + 1.880%)	2.831%	10/24/51	630,000	579,516	(b)
Bank of America Corp., Senior Notes (2.884% to 10/22/29 then SOFR + 1.452%)	2.884%	10/22/30	3,750,000	3,859,502	(b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	300,000	333,305	(b)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then SOFR + 3.412%)	4.083%	3/20/51	930,000	1,034,402	(b)
Bank of America Corp., Senior Notes (4.271% to 7/23/28 then 3 mo. USD LIBOR + 1.310%)	4.271%	7/23/29	1,620,000	1,822,533	(b)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	1,140,000	1,316,761	(b)
Bank of America Corp., Senior Notes (4.443% to 1/20/47 then 3 mo. USD LIBOR + 1.990%)	4.443%	1/20/48	90,000	104,853	(b)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	510,000	562,777
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	7,390,000	7,517,181	(a)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2021 Quarterly Report	11

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	730,000	$801,370
Barclays PLC, Junior Subordinated Notes (6.125% to 6/15/26 then 5 year Treasury Constant Maturity Rate + 5.867%)	6.125%	12/15/25	4,980,000	5,444,385	(b)(e)
Barclays PLC, Junior Subordinated Notes (7.875% to 3/15/22 then USD 5 year ICE Swap Rate + 6.772%)	7.875%	3/15/22	830,000	874,094	(b)(c)(e)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	1,190,000	1,321,463	(b)(e)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	3,200,000	3,626,759	(b)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	3,100,000	3,180,695	(a)(b)
BNP Paribas SA, Senior Notes (2.819% to 11/19/24 then 3 mo. USD LIBOR + 1.111%)	2.819%	11/19/25	3,870,000	4,075,186	(a)(b)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	1,440,000	1,477,257	(a)(b)
BNP Paribas SA, Subordinated Notes	2.824%	1/26/41	1,140,000	1,026,651	(a)
Citigroup Inc., Senior Notes	7.875%	5/15/25	260,000	327,265
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,897,000	3,118,204
Citigroup Inc., Senior Notes	4.650%	7/23/48	450,000	553,098
Citigroup Inc., Senior Notes (2.666% to 1/29/30 then SOFR + 1.146%)	2.666%	1/29/31	1,500,000	1,508,858	(b)
Citigroup Inc., Senior Notes (2.976% to 11/5/29 then SOFR + 1.422%)	2.976%	11/5/30	2,050,000	2,121,689	(b)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	740,000	820,068	(b)
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	60,000	79,559
Commonwealth Bank of Australia, Subordinated Notes	2.688%	3/11/31	1,020,000	991,714	(a)
Commonwealth Bank of Australia, Subordinated Notes	3.743%	9/12/39	1,040,000	1,087,247	(a)
Commonwealth Bank of Australia, Subordinated Notes	3.305%	3/11/41	1,160,000	1,127,122	(a)
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	4,777,000	5,237,827
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	400,000	483,250	(a)(b)(e)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	4,180,000	4,321,187	(a)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	340,000	364,211	(a)

See Notes to Schedule of Investments.

12	Western Asset Corporate Bond Fund 2021 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	1,160,000	$1,294,348	(a)
HSBC Holdings PLC, Junior Subordinated Notes (4.600% to 6/17/31 then 5 year Treasury Constant Maturity Rate + 3.649%)	4.600%	12/17/30	300,000	297,375	(b)(e)
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	290,000	338,849
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	630,000	641,268	(b)
HSBC Holdings PLC, Senior Notes (2.357% to 8/18/30 then SOFR + 1.947%)	2.357%	8/18/31	560,000	539,380	(b)
HSBC Holdings PLC, Senior Notes (2.633% to 11/7/24 then SOFR + 1.402%)	2.633%	11/7/25	920,000	961,993	(b)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	800,000	801,039	(b)
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	410,000	567,631
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	5,340,000	5,491,497	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	1,130,000	1,178,204	(a)
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	410,000	460,010	(a)
JPMorgan Chase & Co., Senior Notes (1.953% to 2/4/31 then SOFR + 1.065%)	1.953%	2/4/32	4,120,000	3,908,237	(b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	1,220,000	1,218,411	(b)
JPMorgan Chase & Co., Senior Notes (2.739% to 10/15/29 then SOFR + 1.510%)	2.739%	10/15/30	3,650,000	3,713,786	(b)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	370,000	363,050	(b)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. USD LIBOR + 1.220%)	3.897%	1/23/49	100,000	110,232	(b)
JPMorgan Chase & Co., Senior Notes (3.964% to 11/15/47 then 3 mo. USD LIBOR + 1.380%)	3.964%	11/15/48	390,000	430,822	(b)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	330,000	373,680	(b)
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. USD LIBOR + 1.580%)	4.260%	2/22/48	1,010,000	1,174,591	(b)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	750,000	937,874
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then SOFR + 2.515%)	2.956%	5/13/31	1,640,000	1,672,320	(b)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	450,000	506,630	(b)(e)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2021 Quarterly Report	13

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	410,000	$458,060	(b)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	1,120,000	1,282,400	(b)(e)
Natwest Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	7,250,000	7,438,282	(b)(e)
Natwest Group PLC, Senior Notes (2.359% to 5/22/23 then 1 year Treasury Constant Maturity Rate + 2.150%)	2.359%	5/22/24	400,000	412,906	(b)
Natwest Group PLC, Senior Notes (3.073% to 5/22/27 then 1 year Treasury Constant Maturity Rate + 2.550%)	3.073%	5/22/28	1,830,000	1,906,843	(b)
Natwest Group PLC, Subordinated Notes (3.754% to 11/1/24 then 5 year Treasury Constant Maturity Rate + 2.100%)	3.754%	11/1/29	1,360,000	1,447,149	(b)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	3,645,000	4,091,986
NBK SPC Ltd., Senior Notes	2.750%	5/30/22	2,130,000	2,180,234	(a)
Standard Chartered PLC, Senior Notes (1.214% to 3/23/24 then 1 year Treasury Constant Maturity Rate + 0.880%)	1.214%	3/23/25	660,000	662,301	(a)(b)
UniCredit SpA, Senior Notes	6.572%	1/14/22	8,090,000	8,434,457	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	3,420,000	4,033,240	(a)(b)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	80,000	85,429
Wells Fargo & Co., Senior Notes (2.406% to 10/30/24 then SOFR + 1.087%)	2.406%	10/30/25	720,000	752,450	(b)
Wells Fargo & Co., Senior Notes (3.068% to 4/30/40 then SOFR + 2.530%)	3.068%	4/30/41	1,170,000	1,149,773	(b)
Wells Fargo & Co., Senior Notes (3.196% to 6/17/26 then 3 mo. USD LIBOR + 1.170%)	3.196%	6/17/27	1,510,000	1,619,615	(b)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	640,000	698,349	(b)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then SOFR + 4.032%)	4.478%	4/4/31	850,000	979,571	(b)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	2,230,000	2,864,676	(b)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	880,000	1,103,884

See Notes to Schedule of Investments.

14	Western Asset Corporate Bond Fund 2021 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	800,000	$946,458
Westpac Banking Corp., Subordinated Notes (2.668% to 11/15/30 then 5 year Treasury Constant Maturity Rate + 1.750%)	2.668%	11/15/35	950,000	902,643	(b)

Total Banks				140,920,235

Capital Markets - 4.4%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	1,710,000	1,683,068	(b)(e)
Charles Schwab Corp., Senior Notes	2.000%	3/20/28	960,000	964,872
CI Financial Corp., Senior Notes	3.200%	12/17/30	4,030,000	4,012,091
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	5,640,000	5,710,500	(a)(b)(e)
Credit Suisse Group AG, Junior Subordinated Notes (6.250% to 12/18/24 then USD 5 year ICE Swap Rate + 3.455%)	6.250%	12/18/24	790,000	843,018	(a)(b)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.125% to 7/29/22 then USD 5 year ICE Swap Rate + 5.108%)	7.125%	7/29/22	2,390,000	2,486,771	(b)(c)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	560,000	593,522	(a)(b)(e)
Credit Suisse Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	2,920,000	2,970,426	(a)(b)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	1,460,000	1,590,019	(a)(b)
Credit Suisse USA Inc., Senior Notes	7.125%	7/15/32	260,000	365,729
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	850,000	921,866
Goldman Sachs Group Inc., Senior Notes	2.600%	2/7/30	1,750,000	1,772,642
Goldman Sachs Group Inc., Senior Notes	3.800%	3/15/30	1,180,000	1,300,646
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	1,760,000	1,929,497	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,130,000	1,262,097
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	290,000	363,576
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	1,160,000	1,417,868	(a)
KKR Group Finance Co. VII LLC, Senior Notes	3.625%	2/25/50	310,000	314,370	(a)
Morgan Stanley, Senior Notes (1.794% to 2/13/31 then SOFR + 1.034%)	1.794%	2/13/32	530,000	495,122	(b)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	1,550,000	1,602,444	(b)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2021 Quarterly Report	15

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	720,000	$733,479	(b)
Morgan Stanley, Senior Notes (2.802% to 1/25/51 then SOFR + 1.430%)	2.802%	1/25/52	1,160,000	1,069,840	(b)
Morgan Stanley, Senior Notes (5.597% to 3/24/50 then SOFR + 4.840%)	5.597%	3/24/51	810,000	1,129,952	(b)
Nasdaq Inc., Senior Notes	2.500%	12/21/40	890,000	783,274
Raymond James Financial Inc., Senior Notes	4.650%	4/1/30	190,000	221,403
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	340,000	418,031
Raymond James Financial Inc., Senior Notes	3.750%	4/1/51	720,000	746,344	(d)
UBS AG, Senior Notes	4.500%	6/26/48	530,000	648,648	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,990,000	2,187,179	(a)(b)(e)
UBS Group AG, Senior Notes (1.364% to 1/30/26 then 1 year Treasury Constant Maturity Rate + 1.080%)	1.364%	1/30/27	2,280,000	2,248,379	(a)(b)

Total Capital Markets				42,786,673

Consumer Finance - 0.3%
Air Lease Corp., Senior Notes	0.700%	2/15/24	2,150,000	2,124,593
American Express Co., Senior Notes	2.500%	7/30/24	700,000	739,381

Total Consumer Finance				2,863,974

Diversified Financial Services - 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	9/15/23	2,090,000	2,249,039
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.150%	2/15/24	2,140,000	2,230,949
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	1.750%	1/30/26	2,960,000	2,876,921
Carlyle Finance Subsidiary LLC, Senior Notes	3.500%	9/19/29	410,000	428,979	(a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	280,000	344,897	(a)
Element Fleet Management Corp., Senior Notes	1.600%	4/6/24	800,000	799,064	(a)(d)
Finance of America Funding LLC, Senior Notes	7.875%	11/15/25	980,000	1,018,612	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	1,357,383	1,303,427	(a)(f)
ILFC E-Capital Trust I Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	4.000%	12/21/65	5,800,000	4,705,250	(a)(b)

See Notes to Schedule of Investments.

16	Western Asset Corporate Bond Fund 2021 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate or 30 year Treasury Constant Maturity Rate) + 1.800%)	4.220%	12/21/65	660,000	$548,625	(a)(b)
Vanguard Group Inc.	3.250%	8/22/60	5,000,000	4,321,500	(g)(h)

Total Diversified Financial Services				20,827,263

Insurance - 2.1%
American International Group Inc., Senior Notes	4.750%	4/1/48	520,000	620,268
AmFam Holdings Inc., Senior Notes	2.805%	3/11/31	1,250,000	1,241,750	(a)
AmFam Holdings Inc., Senior Notes	3.833%	3/11/51	1,070,000	1,089,332	(a)
Fairfax Financial Holdings Ltd., Senior Notes	3.375%	3/3/31	1,290,000	1,286,755	(a)
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	810,000	927,563	(a)
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	2,010,000	2,160,750	(a)(f)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	3.375%	4/15/50	480,000	474,836	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	830,000	988,405	(a)
MetLife Inc., Senior Notes	4.721%	12/15/44	110,000	135,456
New York Life Insurance Co., Subordinated Notes	3.750%	5/15/50	1,420,000	1,506,707	(a)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	350,000	414,390	(a)
Nippon Life Insurance Co., Subordinated Notes (2.750% to 1/21/31 then 5 year Treasury Constant Maturity Rate + 2.653%)	2.750%	1/21/51	1,400,000	1,330,000	(a)(b)
Nippon Life Insurance Co., Subordinated Notes (3.400% to 1/23/30 then 5 year Treasury Constant Maturity Rate + 2.612%)	3.400%	1/23/50	320,000	326,000	(a)(b)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.850%	9/30/47	1,860,000	1,988,696	(a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.450%	3/30/51	740,000	742,241	(a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	540,000	546,088	(a)
Nuveen LLC, Senior Notes	4.000%	11/1/28	710,000	798,804	(a)
Reliance Standard Life Global Funding II, Secured Notes	2.500%	10/30/24	1,400,000	1,467,150	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	460,000	564,194	(a)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2021 Quarterly Report	17

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - (continued)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.270%	5/15/47	800,000	$902,123	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	3.300%	5/15/50	230,000	224,203	(a)

Total Insurance				19,735,711

Mortgage Real Estate Investment Trusts (REITs) - 0.0%††
Blackstone Mortgage Trust Inc., Senior Notes	4.750%	3/15/23	190,000	196,422

TOTAL FINANCIALS				227,330,278

HEALTH CARE - 9.4%
Biotechnology - 2.3%
AbbVie Inc., Senior Notes	2.600%	11/21/24	6,460,000	6,823,933
AbbVie Inc., Senior Notes	3.800%	3/15/25	320,000	349,855
AbbVie Inc., Senior Notes	2.950%	11/21/26	4,500,000	4,794,698
AbbVie Inc., Senior Notes	3.200%	11/21/29	3,270,000	3,481,098
AbbVie Inc., Senior Notes	4.550%	3/15/35	120,000	139,714
AbbVie Inc., Senior Notes	4.050%	11/21/39	3,980,000	4,461,887
AbbVie Inc., Senior Notes	4.250%	11/21/49	400,000	453,389
Amgen Inc., Senior Notes	4.400%	5/1/45	350,000	406,143
Amgen Inc., Senior Notes	4.663%	6/15/51	339,000	412,182
Gilead Sciences Inc., Senior Notes	4.000%	9/1/36	300,000	329,658
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	170,000	226,608
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	90,000	104,768
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	250,000	302,875

Total Biotechnology				22,286,808

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	710,000	880,063
Abbott Laboratories, Senior Notes	4.900%	11/30/46	600,000	783,284
Becton Dickinson and Co., Senior Notes	4.875%	5/15/44	91,000	105,026
STERIS Irish FinCo UnLtd Co., Senior Notes	2.700%	3/15/31	1,470,000	1,460,244	(d)
STERIS Irish FinCo UnLtd Co., Senior Notes	3.750%	3/15/51	490,000	494,480	(d)

Total Health Care Equipment & Supplies				3,723,097

Health Care Providers & Services - 3.7%
Aetna Inc., Senior Notes	2.750%	11/15/22	750,000	772,742
Anthem Inc., Senior Notes	4.101%	3/1/28	600,000	675,403
Anthem Inc., Senior Notes	4.375%	12/1/47	160,000	184,598
Bon Secours Mercy Health Inc., Secured Notes	3.464%	6/1/30	580,000	626,934
Centene Corp., Senior Notes	4.250%	12/15/27	530,000	558,157
Centene Corp., Senior Notes	4.625%	12/15/29	1,890,000	2,048,004
Centene Corp., Senior Notes	3.375%	2/15/30	1,850,000	1,870,230

See Notes to Schedule of Investments.

18	Western Asset Corporate Bond Fund 2021 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Centene Corp., Senior Notes	3.000%	10/15/30	890,000	$889,635
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	980,000	1,027,158	(a)
Cigna Corp., Senior Notes	4.375%	10/15/28	2,050,000	2,347,562
Cigna Corp., Senior Notes	2.400%	3/15/30	2,120,000	2,103,723
Cigna Corp., Senior Notes	4.800%	8/15/38	1,510,000	1,808,011
Cigna Corp., Senior Notes	3.200%	3/15/40	2,330,000	2,336,538
CommonSpirit Health, Secured Notes	4.350%	11/1/42	100,000	110,671
CommonSpirit Health, Senior Secured Notes	2.782%	10/1/30	620,000	628,316
CommonSpirit Health, Senior Secured Notes	3.910%	10/1/50	620,000	633,245
CVS Health Corp., Senior Notes	2.625%	8/15/24	530,000	559,527
CVS Health Corp., Senior Notes	3.000%	8/15/26	220,000	235,366
CVS Health Corp., Senior Notes	4.300%	3/25/28	2,103,000	2,389,540
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,830,000	2,163,575
CVS Health Corp., Senior Notes	2.700%	8/21/40	4,180,000	3,857,991
CVS Health Corp., Senior Notes	5.125%	7/20/45	680,000	833,718
DH Europe Finance II Sarl, Senior Notes	3.400%	11/15/49	30,000	30,430
HCA Inc., Senior Secured Notes	5.125%	6/15/39	500,000	601,607
Humana Inc., Senior Notes	3.850%	10/1/24	470,000	513,741
Humana Inc., Senior Notes	3.950%	3/15/27	430,000	480,003
Humana Inc., Senior Notes	4.950%	10/1/44	890,000	1,070,917
Humana Inc., Senior Notes	4.800%	3/15/47	40,000	47,985
Kaiser Foundation Hospitals, Senior Notes	4.150%	5/1/47	250,000	295,973
Kaiser Foundation Hospitals, Senior Notes	3.266%	11/1/49	180,000	185,881
UnitedHealth Group Inc., Senior Notes	3.850%	6/15/28	1,160,000	1,303,059
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	800,000	787,877
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	640,000	689,851
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	790,000	777,902

Total Health Care Providers & Services				35,445,870

Life Sciences Tools & Services - 0.3%
Agilent Technologies Inc., Senior Notes	2.300%	3/12/31	2,550,000	2,486,302

Pharmaceuticals - 2.7%
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	2,510,000	2,745,884
Bristol-Myers Squibb Co., Senior Notes	2.350%	11/13/40	1,000,000	910,988
Bristol-Myers Squibb Co., Senior Notes	2.550%	11/13/50	70,000	62,335
Elanco Animal Health Inc., Senior Notes	4.912%	8/27/21	950,000	960,094
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Senior Secured Notes	6.125%	4/1/29	740,000	747,400	(a)
Johnson & Johnson, Senior Notes	2.100%	9/1/40	1,470,000	1,331,280

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2021 Quarterly Report	19

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Johnson & Johnson, Senior Notes	2.450%	9/1/60	1,030,000	$915,974
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	330,000	314,794
Merck & Co. Inc., Senior Notes	2.350%	6/24/40	810,000	751,480
Merck & Co. Inc., Senior Notes	2.450%	6/24/50	700,000	619,215
Novartis Capital Corp., Senior Notes	2.000%	2/14/27	360,000	371,709
Pfizer Inc., Senior Notes	2.550%	5/28/40	400,000	382,130
Pfizer Inc., Senior Notes	4.400%	5/15/44	210,000	249,991
Pfizer Inc., Senior Notes	2.700%	5/28/50	400,000	375,269
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	470,000	474,848
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	613,000	615,682
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	1,200,000	1,211,730
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	10,035,000	10,041,272
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	2,530,000	2,521,904
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	750,000	830,010

Total Pharmaceuticals				26,433,989

TOTAL HEALTH CARE				90,376,066

INDUSTRIALS - 11.5%
Aerospace & Defense - 4.0%
Avolon Holdings Funding Ltd., Senior Notes	3.625%	5/1/22	411,000	419,199	(a)
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	1,015,000	1,082,872	(a)
Avolon Holdings Funding Ltd., Senior Notes	3.950%	7/1/24	810,000	847,403	(a)
Avolon Holdings Funding Ltd., Senior Notes	2.875%	2/15/25	3,260,000	3,251,518	(a)
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	2,350,000	2,463,622	(a)
Boeing Co., Senior Notes	2.196%	2/4/26	4,290,000	4,279,622
Boeing Co., Senior Notes	3.100%	5/1/26	5,590,000	5,925,321
Boeing Co., Senior Notes	3.250%	2/1/28	2,320,000	2,401,867
Boeing Co., Senior Notes	5.150%	5/1/30	1,330,000	1,533,481
Boeing Co., Senior Notes	3.300%	3/1/35	680,000	647,546
Boeing Co., Senior Notes	3.750%	2/1/50	1,300,000	1,247,353
Boeing Co., Senior Notes	3.950%	8/1/59	2,270,000	2,186,391
General Dynamics Corp., Senior Notes	3.500%	4/1/27	350,000	386,548
General Dynamics Corp., Senior Notes	3.625%	4/1/30	700,000	774,677
General Dynamics Corp., Senior Notes	4.250%	4/1/40	1,530,000	1,804,625
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	570,000	615,866

See Notes to Schedule of Investments.

20	Western Asset Corporate Bond Fund 2021 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Aerospace & Defense - (continued)
L3Harris Technologies Inc., Senior Notes	4.400%	6/15/28	540,000	$613,690
L3Harris Technologies Inc., Senior Notes	2.900%	12/15/29	2,840,000	2,931,302
Lockheed Martin Corp., Senior Notes	1.850%	6/15/30	1,000,000	974,991
Northrop Grumman Corp., Senior Notes	5.150%	5/1/40	1,090,000	1,371,704
Northrop Grumman Corp., Senior Notes	4.030%	10/15/47	1,090,000	1,214,252
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	720,000	936,132
United Technologies Corp., Senior Notes	4.050%	5/4/47	20,000	22,294
United Technologies Corp., Senior Notes	4.625%	11/16/48	400,000	479,752

Total Aerospace & Defense				38,412,028

Airlines - 3.3%
Air Canada, Senior Notes	7.750%	4/15/21	1,610,000	1,613,139	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	1,090,000	1,135,715	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	960,000	1,022,304	(a)
Continental Airlines Pass-Through Trust	9.798%	4/1/21	3,509	3,475
Continental Airlines Pass-Through Trust	5.983%	4/19/22	648,470	662,099
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	3,920,000	3,920,000
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	4,020,000	4,022,345
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	740,000	866,153
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	730,000	712,547
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	2,280,000	2,628,353	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	1,240,000	1,324,358	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	870,000	946,797	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,820,000	1,997,450	(a)
Southwest Airlines Co., Senior Notes	4.750%	5/4/23	3,030,000	3,272,459
Southwest Airlines Co., Senior Notes	5.250%	5/4/25	1,540,000	1,753,521
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	1,860,000	2,140,073
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	1,390,000	1,416,062
United Airlines Pass-Through Trust	5.375%	8/15/21	297,874	301,063
United Airlines Pass-Through Trust	4.625%	9/3/22	254,744	260,372
United Airlines Pass-Through Trust	4.875%	1/15/26	1,490,000	1,549,600

Total Airlines				31,547,885

Building Products - 0.3%
Carrier Global Corp., Senior Notes	3.377%	4/5/40	210,000	210,025
Carrier Global Corp., Senior Notes	3.577%	4/5/50	430,000	423,013

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2021 Quarterly Report	21

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Building Products - (continued)
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, Senior Notes	1.750%	9/15/30	2,000,000	$1,877,372
Lennox International Inc., Senior Notes	1.700%	8/1/27	770,000	758,132

Total Building Products				3,268,542

Commercial Services & Supplies - 0.7%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	590,000	599,890
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	240,000	266,714
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., Senior Secured Notes	5.000%	2/1/26	1,250,000	1,273,438	(a)
Republic Services Inc., Senior Notes	2.500%	8/15/24	190,000	200,006
Republic Services Inc., Senior Notes	3.375%	11/15/27	2,490,000	2,720,264
Waste Management Inc., Senior Notes	3.150%	11/15/27	1,380,000	1,494,705

Total Commercial Services & Supplies				6,555,017

Electrical Equipment - 0.2%
Eaton Corp., Senior Notes	7.650%	11/15/29	1,500,000	2,073,137

Industrial Conglomerates - 1.4%
General Electric Co., Senior Notes	6.750%	3/15/32	65,000	87,167
General Electric Co., Senior Notes	6.150%	8/7/37	1,160,000	1,527,482
General Electric Co., Senior Notes	5.875%	1/14/38	510,000	661,110
General Electric Co., Senior Notes	6.875%	1/10/39	8,236,000	11,602,770

Total Industrial Conglomerates				13,878,529

Machinery - 0.1%
Otis Worldwide Corp., Senior Notes	2.565%	2/15/30	420,000	423,510
Otis Worldwide Corp., Senior Notes	3.112%	2/15/40	100,000	98,725

Total Machinery				522,235

Road & Rail - 0.3%
Burlington Northern Santa Fe LLC, Senior Notes	4.400%	3/15/42	650,000	761,974
Norfolk Southern Railway Co., Senior Notes	7.875%	5/15/43	348,000	543,065
Union Pacific Corp., Senior Notes	2.973%	9/16/62	690,000	615,735	(a)
Union Pacific Corp., Senior Notes	4.375%	11/15/65	250,000	288,283
Union Pacific Corp., Senior Notes	3.750%	2/5/70	500,000	513,631

Total Road & Rail				2,722,688

Trading Companies & Distributors - 1.1%
Air Lease Corp., Senior Notes	3.500%	1/15/22	1,700,000	1,738,601
Air Lease Corp., Senior Notes	3.375%	7/1/25	2,140,000	2,262,641
Air Lease Corp., Senior Notes (3 mo. USD LIBOR + 0.670%)	0.854%	6/3/21	1,286,000	1,286,530	(b)

See Notes to Schedule of Investments.

22	Western Asset Corporate Bond Fund 2021 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - (continued)
Aviation Capital Group LLC, Senior Notes	5.500%	12/15/24	1,170,000	$1,309,306	(a)
BOC Aviation Ltd., Senior Notes	2.625%	9/17/30	3,870,000	3,731,267	(a)

Total Trading Companies & Distributors				10,328,345

Transportation Infrastructure - 0.1%
SMBC Aviation Capital Finance DAC, Senior Notes	4.125%	7/15/23	1,290,000	1,373,995	(a)

TOTAL INDUSTRIALS				110,682,401

INFORMATION TECHNOLOGY - 5.3%
Communications Equipment - 0.2%
L3Harris Technologies Inc., Senior Notes	7.000%	1/15/26	990,000	1,207,913
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	500,000	607,417

Total Communications Equipment				1,815,330

Electronic Equipment, Instruments & Components - 0.4%
Vontier Corp., Senior Notes	1.800%	4/1/26	1,210,000	1,206,709	(a)
Vontier Corp., Senior Notes	2.400%	4/1/28	2,580,000	2,541,274	(a)

Total Electronic Equipment, Instruments & Components				3,747,983

IT Services - 0.8%
Mastercard Inc., Senior Notes	3.300%	3/26/27	910,000	1,001,076
Mastercard Inc., Senior Notes	3.350%	3/26/30	610,000	672,641
Mastercard Inc., Senior Notes	1.900%	3/15/31	1,070,000	1,053,158
Mastercard Inc., Senior Notes	3.850%	3/26/50	820,000	930,855
PayPal Holdings Inc., Senior Notes	2.400%	10/1/24	1,020,000	1,072,861
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	780,000	773,627
PayPal Holdings Inc., Senior Notes	3.250%	6/1/50	370,000	369,517
S&P Global Inc., Senior Notes	2.500%	12/1/29	100,000	102,587
S&P Global Inc., Senior Notes	1.250%	8/15/30	460,000	421,524
S&P Global Inc., Senior Notes	3.250%	12/1/49	210,000	215,354
S&P Global Inc., Senior Notes	2.300%	8/15/60	410,000	333,931
Visa Inc., Senior Notes	2.050%	4/15/30	350,000	349,817
Visa Inc., Senior Notes	2.700%	4/15/40	500,000	490,750

Total IT Services				7,787,698

Semiconductors & Semiconductor Equipment - 2.1%
Broadcom Inc., Senior Notes	5.000%	4/15/30	4,650,000	5,305,419
Broadcom Inc., Senior Notes	4.150%	11/15/30	820,000	886,111
Broadcom Inc., Senior Notes	4.300%	11/15/32	2,180,000	2,376,675
Intel Corp., Senior Notes	4.750%	3/25/50	250,000	313,906
Intel Corp., Senior Notes	4.950%	3/25/60	1,060,000	1,365,528
Lam Research corp., Senior Notes	1.900%	6/15/30	970,000	941,279
Lam Research Corp., Senior Notes	2.875%	6/15/50	410,000	391,968

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2021 Quarterly Report	23

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Semiconductors & Semiconductor Equipment - (continued)
Microchip Technology Inc., Senior Secured Notes	0.972%	2/15/24	2,720,000	$2,716,472	(a)
NVIDIA Corp., Senior Notes	3.500%	4/1/40	360,000	388,044
NVIDIA Corp., Senior Notes	3.500%	4/1/50	280,000	296,278
NVIDIA Corp., Senior Notes	3.700%	4/1/60	150,000	162,048
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	3.400%	5/1/30	580,000	613,388	(a)
Texas Instruments Inc., Senior Notes	2.900%	11/3/27	870,000	941,723
Texas Instruments Inc., Senior Notes	2.250%	9/4/29	1,920,000	1,932,111
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	1,430,000	1,646,440

Total Semiconductors & Semiconductor Equipment				20,277,390

Software - 1.6%
Adobe Inc., Senior Notes	2.150%	2/1/27	4,060,000	4,192,583
Fortinet Inc., Senior Notes	2.200%	3/15/31	2,040,000	1,978,931
Microsoft Corp., Senior Notes	3.300%	2/6/27	130,000	143,593
Microsoft Corp., Senior Notes	3.450%	8/8/36	867,000	962,001
Microsoft Corp., Senior Notes	2.525%	6/1/50	1,042,000	950,722
Microsoft Corp., Senior Notes	2.921%	3/17/52	2,711,000	2,678,580
Oracle Corp., Senior Notes	3.950%	3/25/51	2,060,000	2,127,306
Oracle Corp., Senior Notes	4.100%	3/25/61	2,420,000	2,509,284

Total Software				15,543,000

Technology Hardware, Storage & Peripherals - 0.2%
Apple Inc., Senior Notes	2.650%	5/11/50	1,920,000	1,749,127

TOTAL INFORMATION TECHNOLOGY				50,920,528

MATERIALS - 3.1%
Containers & Packaging - 0.1%
Klabin Austria GmbH, Senior Notes	3.200%	1/12/31	1,090,000	1,038,056	(a)

Metals & Mining - 3.0%
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	660,000	757,756	(a)
Anglo American Capital PLC, Senior Notes	4.500%	3/15/28	1,790,000	2,011,402	(a)
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	2,230,000	2,481,099
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	380,000	489,676
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	560,000	735,450
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	580,000	591,034	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	430,000	444,513	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	3,350,000	3,597,062	(a)
Fresnillo PLC, Senior Notes	4.250%	10/2/50	1,790,000	1,761,986	(a)
Glencore Finance Canada Ltd., Senior Notes	4.950%	11/15/21	2,500,000	2,570,352	(a)
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	1,600,000	1,685,736	(a)

See Notes to Schedule of Investments.

24	Western Asset Corporate Bond Fund 2021 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - (continued)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	1,100,000		$1,135,954	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	2,480,000		2,687,673	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	1,330,000		1,465,361	(a)
Glencore Funding LLC, Senior Notes	1.625%	9/1/25	1,100,000		1,100,315	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	350,000		385,284	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000		546,813
Teck Resources Ltd., Senior Notes	3.900%	7/15/30	1,390,000		1,453,778
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	280,000		345,252
Teck Resources Ltd., Senior Notes	5.400%	2/1/43	60,000		67,668
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	2,300,000		2,520,200

Total Metals & Mining					28,834,364

Paper & Forest Products - 0.0%††
Suzano Austria GmbH, Senior Notes	7.000%	3/16/47	310,000		399,781	(a)

TOTAL MATERIALS					30,272,201

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Alexandria Real Estate Equities Inc., Senior Notes	2.000%	5/18/32	1,460,000		1,357,637
Alexandria Real Estate Equities Inc., Senior Notes	3.000%	5/18/51	490,000		446,962
American Tower Trust 1, Senior Secured Notes	3.652%	3/23/28	610,000		662,028	(a)
Diversified Healthcare Trust, Senior Notes	4.750%	5/1/24	850,000		875,500
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	780,000		821,948
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	2,100,000	GBP	3,022,842
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	740,000		779,775
Prologis LP, Senior Notes	1.250%	10/15/30	1,540,000		1,398,826
Service Properties Trust, Senior Notes	4.500%	6/15/23	660,000		671,705
Service Properties Trust, Senior Notes	4.350%	10/1/24	1,600,000		1,592,620
Service Properties Trust, Senior Notes	4.750%	10/1/26	430,000		420,325
Simon Property Group LP, Senior Notes	3.500%	9/1/25	2,080,000		2,253,717
WEA Finance LLC, Senior Notes	4.125%	9/20/28	110,000		115,129	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,220,000		1,242,701	(a)

Total Equity Real Estate Investment Trusts (REITs)					15,661,715

Real Estate Management & Development - 0.1%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	800,000		1,022,621

TOTAL REAL ESTATE					16,684,336

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2021 Quarterly Report	25

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
UTILITIES - 3.8%
Electric Utilities - 3.6%
Abu Dhabi National Energy Co. PJSC, Senior Notes	4.375%	4/23/25	750,000	$837,874	(a)
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	1,240,000	1,496,882
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	1,750,000	1,791,627	(a)
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	390,000	427,302	(a)
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	680,000	655,394	(a)
Comision Federal de Electricidad, Senior Notes	4.677%	2/9/51	530,000	498,637	(a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	840,000	1,178,096
Consumers Energy Co.	2.500%	5/1/60	750,000	624,941
Duke Energy Carolinas LLC, Senior Notes	6.100%	6/1/37	1,260,000	1,679,429
Duke Energy Indiana LLC, Senior Notes	3.250%	10/1/49	560,000	553,665
Duke Energy Ohio Inc., First Mortgage	2.125%	6/1/30	800,000	779,192
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	1,480,000	1,504,124	(b)(e)
Edison International, Senior Notes	4.950%	4/15/25	1,120,000	1,251,971
EDP Finance BV, Senior Notes	1.710%	1/24/28	490,000	473,079	(a)
Exelon Corp., Senior Notes	4.050%	4/15/30	700,000	780,578
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	1,340,000	1,442,019
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,200,000	1,606,547
FirstEnergy Corp., Senior Notes	5.350%	7/15/47	360,000	404,920
Florida Power & Light Co.	3.150%	10/1/49	280,000	282,581
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	370,000	404,838	(a)
MidAmerican Energy Co.	3.150%	4/15/50	700,000	689,223
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	310,000	344,109
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	2,480,000	2,466,545	(a)
Ohio Edison Co., Senior Notes	6.875%	7/15/36	1,160,000	1,561,938
Oncor Electric Delivery Co. LLC, Senior Secured Notes	3.100%	9/15/49	590,000	573,850
Pacific Gas and Electric Co., First Mortgage Bonds	1.750%	6/16/22	2,710,000	2,714,221
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	780,000	764,801
Pacific Gas and Electric Co., Secured Bonds	4.250%	8/1/23	1,010,000	1,078,018
Pacific Gas and Electric Co., Secured Bonds	2.500%	2/1/31	520,000	491,043
Pacific Gas and Electric Co., Secured Bonds	3.300%	8/1/40	70,000	63,578
Pacific Gas and Electric Co., Secured Bonds	3.500%	8/1/50	180,000	156,740
Pennsylvania Electric Co., Senior Notes	4.150%	4/15/25	510,000	543,702	(a)

See Notes to Schedule of Investments.

26	Western Asset Corporate Bond Fund 2021 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Electric Utilities - (continued)
Southern California Edison Co.	2.250%	6/1/30	1,950,000	$1,890,893
Southern California Edison Co.	3.650%	2/1/50	760,000	753,146
Southern California Edison Co., First Mortgage Bonds	4.000%	4/1/47	50,000	51,588
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	800,000	840,996
TransAlta Corp., Senior Notes	6.500%	3/15/40	470,000	529,338

Total Electric Utilities				34,187,425

Multi-Utilities - 0.2%
San Diego Gas & Electric Co., Senior Secured Bonds	3.750%	6/1/47	700,000	746,092
San Diego Gas & Electric Co., Senior Secured Notes	1.700%	10/1/30	1,600,000	1,505,166

Total Multi-Utilities				2,251,258

TOTAL UTILITIES				36,438,683

TOTAL CORPORATE BONDS & NOTES (Cost - $837,686,634)				873,703,713

CONVERTIBLE BONDS & NOTES - 2.3%
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
PDC Energy Inc., Senior Notes	1.125%	9/15/21	4,530,000	4,535,663

FINANCIALS - 1.3%
Mortgage Real Estate Investment Trusts (REITs) - 1.3%
Apollo Commercial Real Estate Finance Inc., Senior Notes	4.750%	8/23/22	5,330,000	5,363,579
Blackstone Mortgage Trust Inc., Senior Notes	4.375%	5/5/22	7,010,000	7,198,569

TOTAL FINANCIALS				12,562,148

HEALTH CARE - 0.5%
Pharmaceuticals - 0.5%
Dermira Inc., Senior Notes	3.000%	5/15/22	4,508,000	4,569,985

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $21,114,907)				21,667,796

SOVEREIGN BONDS - 2.2%
Argentina - 0.4%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	313,244	112,924
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 0.500%)	0.125%	7/9/30	2,415,797	813,037
Argentine Republic Government International
Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 1.125%)	0.125%	7/9/35	3,894,802	1,170,427

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2021 Quarterly Report	27

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Argentina - (continued)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	4,210,000	$1,631,375	*(a)(i)
Provincia de Cordoba, Senior Notes, Step bond (3.000% to 6/10/21, 5.000% to 6/10/22 then 6.875%)	3.000%	12/10/25	804,134	556,871	(a)

Total Argentina				4,284,634

Bermuda - 0.3%
Bermuda Government International Bond, Senior Notes	2.375%	8/20/30	2,670,000	2,623,275	(a)

Colombia - 0.1%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	620,000	705,814

Ghana - 0.1%
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	530,000	522,211	(c)
Ghana Government International Bond, Senior Notes	8.950%	3/26/51	570,000	541,631	(a)

Total Ghana				1,063,842

Indonesia - 0.0%††
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	200,000	214,763

Israel - 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	800,000	839,036

Mexico - 0.1%
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	1,200,000	1,195,542

Panama - 0.2%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	2,210,000	2,106,152

Paraguay - 0.1%
Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	530,000	599,700	(a)

Peru - 0.1%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	780,000	782,699

See Notes to Schedule of Investments.

28	Western Asset Corporate Bond Fund 2021 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Qatar - 0.3%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	1,020,000		$1,252,172	(a)
Qatar Government International Bond, Senior Notes	4.400%	4/16/50	1,480,000		1,721,351	(a)

Total Qatar					2,973,523

Russia - 0.1%
Russian Federal Bond - OFZ	6.900%	5/23/29	97,940,000	RUB	1,294,554

United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	1.700%	3/2/31	890,000		845,500	(a)
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	910,000		1,029,292	(a)
Abu Dhabi Government International Bond, Senior Notes	3.125%	9/30/49	1,090,000		1,041,593	(a)

Total United Arab Emirates					2,916,385

TOTAL SOVEREIGN BONDS (Cost - $25,618,080)					21,599,919

SENIOR LOANS - 1.9%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.2%
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	2.115%	11/30/23	2,158,727		2,155,524	(b)(j)(k)

Specialty Retail - 0.2%
Great Outdoors Group LLC, Term Loan B1 (the greater of 6 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	3/5/28	1,556,100		1,559,179	(b)(j)(k)

TOTAL CONSUMER DISCRETIONARY					3,714,703

FINANCIALS - 0.2%
Insurance - 0.2%
Asurion LLC, Replacement Term Loan B6 (1 mo. USD LIBOR + 3.000%)	3.109%	11/3/23	2,280,833		2,276,734	(b)(j)(k)

HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
Endo Luxembourg Finance Co. I Sarl, Term Loan B	—	3/11/28	1,080,000		1,071,900	(l)
Horizon Therapeutics USA Inc., Incremental Term Loan B2 (the greater of 3 mo. USD LIBOR or 0.500% + 2.000%)	2.500%	2/26/28	1,520,000		1,517,466	(b)(j)(k)

TOTAL HEALTH CARE					2,589,366

INDUSTRIALS - 0.6%
Air Freight & Logistics - 0.1%
XPO Logistics Inc., Refinancing Term Loan	—	2/24/25	1,520,000		1,512,084	(l)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2021 Quarterly Report	29

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - 0.5%
Air Canada, New Term Loan B (1 mo. USD LIBOR + 1.750%)	1.860%	10/6/23	3,476,027	$3,397,817	(b)(j)(k)
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	1,200,000	1,262,100	(b)(j)(k)

Total Airlines				4,659,917

TOTAL INDUSTRIALS				6,172,001

MATERIALS - 0.2%
Paper & Forest Products - 0.2%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	1.859%	9/7/27	1,333,300	1,331,515	(b)(j)(k)
Schweitzer-Mauduit International Inc., Term Loan B	—	1/27/28	430,000	428,925	(h)(l)

TOTAL MATERIALS				1,760,440

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Corecivic Inc., Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 4.500%)	5.500%	12/18/24	1,842,787	1,782,896	(b)(j)(k)

TOTAL SENIOR LOANS (Cost - $18,113,450)				18,296,140

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.8%
U.S. Government Obligations - 0.8%
U.S. Treasury Notes (Cost - $7,395,119)	1.125%	2/15/31	7,690,000	7,266,449

MUNICIPAL BONDS - 0.5%
Alabama - 0.1%
Alabama State Economic Settlement Authority, BP Settlement Revenue, Series B	3.163%	9/15/25	560,000	587,540

California - 0.2%
California State, GO, Build America Bonds	7.300%	10/1/39	600,000	915,729
Regents of the University of California Medical Center Pooled Revenue, Series N	3.006%	5/15/50	1,590,000	1,530,116

Total California				2,445,845

Florida - 0.0%††
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	290,000	312,845

New York - 0.1%
Port Authority of New York & New Jersey Revenue, Taxable Consolidated	4.960%	8/1/46	770,000	993,196

See Notes to Schedule of Investments.

30	Western Asset Corporate Bond Fund 2021 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Ohio - 0.1%
American Municipal Power-Ohio Inc., Revenue, OH, Build America Bonds	7.499%	2/15/50	480,000	$743,990

TOTAL MUNICIPAL BONDS (Cost - $4,452,333)				5,083,416

ASSET-BACKED SECURITIES - 0.4%
Ballyrock CLO Ltd., 2019-2A A1BR (3 mo. USD LIBOR + 1.200%)	1.382%	11/20/30	1,790,000	1,789,995	(a)(b)
Navient Private Education Refi Loan Trust, 2020-DA A	1.690%	5/15/69	587,256	593,472	(a)
SoFi Professional Loan Program Trust, 2020-A A2FX	2.540%	5/15/46	1,650,000	1,699,588	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $4,101,784)				4,083,055

			SHARES
CONVERTIBLE PREFERRED STOCKS - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Targa Resources Corp., Non Voting Shares (Cost - $2,688,000)	9.500%		2,560	2,716,285	(f)

			FACE AMOUNT†
COLLATERALIZED MORTGAGE OBLIGATIONS(m) - 0.1%
Alternative Loan Trust, 2005-IM1 A1 (1 mo. USD LIBOR + 0.600%) (Cost - $710,165)	0.709%	1/25/36	784,807	756,844	(b)

			SHARES
PREFERRED STOCKS - 0.0%††
FINANCIALS - 0.0%††
Insurance - 0.0%††
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%) (Cost - $391,718)	3.388%		15,675	331,134	(b)(h)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $922,272,190)				955,504,751

SHORT-TERM INVESTMENTS - 0.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $8,376,443)	0.010%		8,376,443	8,376,443	(n)

TOTAL INVESTMENTS - 100.2% (Cost - $930,648,633)				963,881,194
Liabilities in Excess of Other Assets - (0.2)%				(1,607,063)

TOTAL NET ASSETS - 100.0%				$962,274,131

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2021 Quarterly Report	31

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	The coupon payment on this security is currently in default as of March 31, 2021.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	All or a portion of this loan is unfunded as of March 31, 2021. The interest rate for fully unfunded term loans is to be determined.

(m)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(n)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2021, the total market value of investments in Affiliated Companies was $8,376,443 and the cost was $8,376,443 (Note 2).

See Notes to Schedule of Investments.

32	Western Asset Corporate Bond Fund 2021 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

Abbreviation(s) used in this schedule:

CLO	— Collateralized Loan Obligation
GBP	— British Pound
GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
PJSC	— Private Joint Stock Company
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At March 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	114	6/21	$25,184,573	$25,162,828	$(21,745)
U.S. Treasury 5-Year Notes	319	6/21	39,500,934	39,364,102	(136,832)
U.S. Treasury 10-Year Notes	556	6/21	74,306,043	72,801,250	(1,504,793)
U.S. Treasury Ultra Long-Term Bonds	36	6/21	6,740,553	6,523,875	(216,678)

					(1,880,048)

Contracts to Sell:
U.S. Treasury Long-Term Bonds	40	6/21	6,221,485	6,183,750	37,735
United Kingdom Long Gilt	14	6/21	2,485,865	2,462,538	23,327

					61,062

Net unrealized depreciation on open futures contracts					$(1,818,986)

At March 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
MXN	67,770,000	USD	3,358,692	Citibank N.A.	4/19/21	$(49,909)
USD	2,799,382	GBP	2,062,199	Citibank N.A.	4/19/21	(43,746)
EUR	47,164	USD	58,001	Goldman Sachs Group Inc.	4/19/21	(2,669)
USD	183,516	GBP	134,000	Goldman Sachs Group Inc.	4/19/21	(1,228)

Total						$(97,552)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2021 Quarterly Report	33

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

Abbreviation(s) used in this table:

EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
USD	— United States Dollar

At March 31, 2021, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]		TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2021[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Morgan Stanley & Co. Inc. (Volkswagen International Finance NV, 0.875%, due 1/16/23)	4,500,000	EUR	12/20/24	0.414%	1.000% quarterly	$116,861	$41,228	$75,633

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]		TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2021[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Morgan Stanley & Co. Inc. (Daimler AG, 1.400%, due 1/12/24)	4,500,000	EUR	12/20/24	0.357%	1.000% quarterly	$(128,405)	$(78,656)	$(49,749)

See Notes to Schedule of Investments.

34	Western Asset Corporate Bond Fund 2021 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

EUR	— Euro

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2021 Quarterly Report	35

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Corporate Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the

36

Notes to Schedule of Investments (unaudited) (continued)

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

37

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$223,008,778	$4,321,500	$227,330,278
Other Corporate Bonds & Notes	—	646,373,435	—	646,373,435
Convertible Bonds & Notes	—	21,667,796	—	21,667,796
Sovereign Bonds	—	21,599,919	—	21,599,919
Senior Loans:
Materials	—	1,331,515	428,925	1,760,440
Other Senior Loans	—	16,535,700	—	16,535,700
U.S. Government & Agency Obligations	—	7,266,449	—	7,266,449
Municipal Bonds	—	5,083,416	—	5,083,416
Asset-Backed Securities	—	4,083,055	—	4,083,055
Convertible Preferred Stocks	—	2,716,285	—	2,716,285
Collateralized Mortgage Obligations	—	756,844	—	756,844
Preferred Stocks	—	—	331,134	331,134

Total Long-Term Investments	—	950,423,192	5,081,559	955,504,751

Short-Term Investments†	$8,376,443	—	—	8,376,443

Total Investments	$8,376,443	$950,423,192	$5,081,559	$963,881,194

Other Financial Instruments:
Futures Contracts	$61,062	—	—	$61,062
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	$116,861	—	116,861

Total Other Financial Instruments	$61,062	$116,861	—	$177,923

Total	$8,437,505	$950,540,053	$5,081,559	$964,059,117

38

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$1,880,048	—	—	$1,880,048
Forward Foreign Currency Contracts	—	$97,552	—	97,552
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	128,405	—	128,405

Total	$1,880,048	$225,957	—	$2,106,005

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2021. The following transactions were effected in such company for the period ended March 31, 2021.

	Affiliate Value at December 31, 2020	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$30,578,376	$84,855,605	84,855,605	$107,057,538	107,057,538

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2021
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$378	—	$8,376,443

39